Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-4/A
Entity Incorporation, State or Country Code	DE
Entity Registrant Name	Digital World Acquisition Corp.
Entity Tax Identification Number	85-4293042
Entity Address, Address Line One	3109 Grand Ave
Entity Address, City or Town	#450 Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	735-1517
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001849635
Amendment Flag	true
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Primary SIC Number	6770
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	3109 Grand Ave
Entity Address, City or Town	#450 Miami
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	305
Local Phone Number	735-1517
Contact Personnel Name	Eric Swider